Equity-Based Awards	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Based Awards
Equity-Based Awards
As of December 31, 2017, our outstanding equity-based compensation plans and agreements include the Sovereign Holdings, Inc. Management Equity Incentive Plan (“Sovereign MEIP”), the Sovereign Holdings, Inc. 2012 Management Equity Incentive Plan (“Sovereign 2012 MEIP”), the Sabre Corporation 2014 Omnibus Incentive Compensation Plan (the “2014 Omnibus Plan”), and the Sabre Corporation 2016 Omnibus Incentive Compensation Plan (the “2016 Omnibus Plan”). Our 2016 Omnibus Plan serves as successor to the 2014 Omnibus Plan, the Sovereign MEIP and Sovereign 2012 MEIP and provide for the issuance of stock options, restricted shares, restricted stock units (“RSUs”), performance-based RSU awards (“PSUs”), cash incentive compensation and other stock-based awards. Outstanding awards under the 2014 Omnibus Plan, the Sovereign MEIP and Sovereign 2012 MEIP continue to be subject to the terms and conditions of their respective plan.
We initially reserved 10,000,000 shares and 13,500,000 shares of our common stock for issuance under our 2016 and 2014 Omnibus Plans, respectively.  In addition, we added 2,956,465 shares that were reserved but not issued under the Sovereign MEIP and Sovereign 2012 MEIP plans to the 2014 Omnibus Plan reserves, for a total of 16,456,465 authorized shares of common stock for issuance. Time-based options granted under the 2016 and 2014 Omnibus Plans generally vest over a four year period with 25% vesting at the end of year one and the remaining vest quarterly thereafter. RSUs generally vest over a four year period with 25% vesting annually. PSUs generally vest over a four year period with 25% vesting annually dependent upon the achievement of certain company-based performance measures. Each reporting period, we assess the probability of achieving the performance measure and, if there is an adjustment, record the cumulative effect of the adjustment in the current reporting period. Options granted are exercisable for up to 10 years. Stock-based compensation expense totaled $45 million, $49 million and $30 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Long-term cash incentive compensation is provided through the Long-Term Stretch Program (“LTSP”), which was initially adopted under the 2014 Omnibus Plan, for certain senior executives and key employees. The LTSP provides for cash incentive compensation if certain company-based performance measures are achieved over the three-year period ending December 31, 2017. If these performance measures had been achieved, the cash incentive to be received by the participants would have been determined in part by the average closing price of our common stock in January 2018. As of December 31, 2017, the performance measures were not achieved and no amounts were payable under the LTSP.
The fair value of the stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2017	2016	2015
Exercise price	$21.33	$27.12	$22.64
Average risk-free interest rate	2.10%	1.81%	1.75%
Expected life (in years)	6.11	6.11	6.11
Implied volatility	22.02%	23.44%	27.29%
Dividend yield	2.64%	1.92%	1.60%

The following table summarizes the stock option award activities under our outstanding equity based compensation plans and agreements for the year ended December 31, 2017.

		Weighted-Average
	Quantity	Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at December 31, 2016	5,815,879	$17.18	7.3	$45,199
Granted	1,721,767	21.33
Exercised	(1,945,187)	12.44
Cancelled	(1,460,624)	22.64
Outstanding at December 31, 2017	4,131,835	$19.50	7.6	$4,136
Vested and exercisable at December 31, 2017	1,995,650	$16.18	6.1	$8,616
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(1)	Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options awards and the closing price of our common stock of $20.50 on December 31, 2017.
For the years ended December 31, 2017, 2016 and 2015, the total intrinsic value of stock options exercised totaled $19 million, $97 million and $199 million, respectively.  The weighted-average fair values of options granted were $3.67, $5.45, and $5.50 during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, $8 million in unrecognized compensation expense associated with stock options will be recognized over a weighted-average period of 2.6 years.
The following table summarizes the activities for our RSUs for the year ended December 31, 2017.

	Quantity	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	3,846,331	$25.05
Granted	2,729,412	19.35
Vested	(1,085,948)	23.50
Cancelled	(780,010)	24.33
Unvested at December 31, 2017	4,709,785	$23.77

The total fair value of RSUs vested, as of their respective vesting dates, was $23 million, $17 million, and $10 million during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, approximately $82 million in unrecognized compensation expense associated with RSUs will be recognized over a weighted average period of 2.6 years.
The following table summarizes the activities for our PSUs for the year ended December 31, 2017.

	Quantity	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2016	2,092,155	$21.94
Granted	1,230,357	21.99
Vested	(646,208)	18.71
Cancelled	(1,262,083)	22.39
Unvested at December 31, 2017	1,414,221	$23.06

The total fair value of PSUs vested, as of their respective vesting dates, was $14 million, $20 million and $11 million during the years ended December 31, 2017, 2016 and 2015, respectively. The recognition of compensation expense associated with PSUs is contingent upon the achievement of annual company-based performance measures. As of December 31, 2017, unrecognized compensation expense associated with PSUs totaled $10 million, $8 million and $5 million for the annual measurement periods ending December 31, 2018, 2019 and 2020, respectively.